Document and Entity Information	3 Months Ended
Mar. 31, 2019
Document And Entity Information
Entity Registrant Name	National Energy Services Reunited Corp.
Entity Central Index Key	0001698514
Document Type	6-K
Document Period End Date	Mar. 31, 2019
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Trading Symbol	NESR
Document Fiscal Period Focus	Q1
Document Fiscal Year Focus	2019